Current and Future Changes in Accounting Policies (Policies)	9 Months Ended
Jul. 31, 2025
Statement [Line Items]
Current Changes in Accounting Policies	CURRENT CHANGES IN ACCOUNTING POLICIES There were no new accounting policies adopted by the Bank for the three and nine months ended July 31, 2025.
Future Changes in Accounting Policies
FUTURE CHANGES IN ACCOUNTING

POLICIES
There were no new accounting standards

or amendments issued during the three and nine

months ended July 31, 2025. Refer to Note 4 of

the Bank’s 2024
Annual Consolidated Financial Statements

for a description of future changes in accounting

policies.